Stockholders' Equity (Deficit) - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Stockholders Equity Note Warrants Or Rights Abstract
Outstanding, Number of Shares	673,208	672,334
Outstanding, Weighted Average Exercise Price	$ 30.64	$ 30.68
Granted, Number of Shares	0	874
Granted, Weighted Average Exercise Price	$ 0	$ 2.5
Cancelled, Number of Shares	(632,441)
Cancelled, Weighted Average Exercise Price	$ (2,987)
Exercised, Number of Shares	0	0
Exercised, Weighted Average Exercise Price	$ 0	$ 0
Outstanding, Number of Shares	40,767	673,208
Outstanding, Weighted Average Exercise Price	$ 35.13	$ 30.64